VELA Small Cap Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Common Stocks — 92.03% Shares Fair Value
Consumer Discretionary — 14.15%
Gildan Activewear, Inc. 25,642 $ 702,591
Graham Holdings Co., Class B 2,678 1,618,074
Green Brick Partners, Inc.
(a)(b)
29,104 705,190
Lazydays Holdings, Inc.
(a)
60,051 717,009
Liberty Media Corp. - Liberty Braves -
Series C
(a)
49,705 1,601,992
Papa John's International, Inc. 10,889 896,274
Polaris Industries, Inc. 4,815 486,315
Vail Resorts, Inc.
(b)
5,441 1,296,862
Wendy's Co. (The) 56,958 1,288,960
9,313,267
Consumer Staples — 5.93%
Flowers Foods, Inc.
(b)
27,204 781,843
MGP Ingredients, Inc. 5,918 629,557
Ollie's Bargain Outlet Holdings, Inc.
(a)
25,955 1,215,732
Performance Food Group Co.
(a)(b)
21,868 1,276,873
3,904,005
Energy — 12.46%
Civitas Resources, Inc. 29,582 1,713,685
Coterra Energy, Inc. 21,875 537,469
Devon Energy Corp. 9,545 587,113
PDC Energy, Inc.
(b)
30,613 1,943,313
Range Resources Corp. 87,224 2,182,345
Texas Pacific Land Corp. 527 1,235,409
8,199,334
Financials — 19.75%
1st Source Corp. 20,904 1,109,793
Assured Guaranty Ltd.
(b)
20,789 1,294,323
Axis Capital Holdings Ltd. 32,507 1,760,904
Bank OZK 37,931 1,519,516
BOK Financial Corp. 15,535 1,612,378
Community Trust Bancorp, Inc. 12,372 568,246
Hingham Institution for Savings 1,031 284,515
Houlihan Lokey, Inc. 5,589 487,137
Live Oak Bancshares, Inc. 57,806 1,745,741
MBIA, Inc.
(a)
46,822 601,663
UMB Financial Corp. 14,123 1,179,553
Washington Trust Bancorp, Inc. 17,705 835,322
12,999,091
Health Care — 7.38%
Denali Therapeutics, Inc.
(a)
8,121 225,845
Encompass Health Corp. 15,125 904,626
Envista Holdings Corp.
(a)
41,392 1,393,669
LivaNova PLC
(a)
10,944 607,830
National Healthcare Corp. 19,590 1,165,605

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 92.03% - continued Shares Fair Value
Health Care — 7.38% - continued
SI-BONE, Inc.
(a)
41,370 $ 562,632
4,860,207
Industrials — 22.05%
Applied Industrial Technologies, Inc.
(b)
17,942 2,261,230
BWX Technologies, Inc.
(b)
34,563 2,007,419
ChargePoint Holdings, Inc.
(a)
22,098 210,594
Copa Holdings, S.A., Class A
(a)
10,589 880,687
Greenbrier Cos., Inc. (The) 56,965 1,910,036
Hub Group, Inc., Class A
(a)
26,660 2,119,203
Huntington Ingalls Industries, Inc. 4,571 1,054,438
Kirby Corp.
(a)
48,456 3,118,144
XPO Logistics, Inc.
(a)(b)
28,691 955,123
14,516,874
Materials — 5.40%
Ashland Global Holdings, Inc.
(b)
19,292 2,074,469
RPM International, Inc.
(b)
7,994 779,015
Valvoline, Inc. 21,468 700,930
3,554,414
Technology — 3.67%
JFrog Ltd.
(a)
39,019 832,275
Nutanix, Inc., Class A
(a)(b)
19,421 505,917
Verint Systems, Inc.
(a)
29,751 1,079,367
2,417,559
Utilities — 1.24%
Southwest Gas Holdings, Inc. 13,186 815,950
TOTAL  COMMON STOCKS
  (Cost $53,747,173) 60,580,701
Money Market Funds - 8.34% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.14%
(c)
5,488,893 5,488,893
TOTAL MONEY MARKET FUNDS
    (Cost $5,488,893) 5,488,893
Total Investments — 100.37%
    (Cost $59,236,066) 66,069,594
Liabilities in Excess of Other Assets  —  (0.37)% (240,313)
Net Assets — 100.00% $ 65,829,281
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of December 31, 2022.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
December 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.36)%
Applied Industrial Technologies,
Inc. (94) $ (1,184,682) $ 130.00 February 2023 $ (39,480)
Ashland Global Holdings, Inc. (75) (806,475) 120.00 April 2023 (15,938)
Assured Guaranty Ltd. (70) (435,820) 70.00 April 2023 (9,100)
BWX Technologies, Inc. (100) (580,800) 65.00 May 2023 (22,500)
Flowers Foods, Inc. (218) (626,532) 30.00 April 2023 (18,530)
Green Brick Partners, Inc. (200) (484,600) 30.00 May 2023 (23,000)
MGM Growth Properties LLC (32) (340,416) 120.00 June 2023 (21,120)
Nutanix, Inc. (97) (252,685) 32.50 January 2024 (26,190)
PDC Energy, Inc. (35) (222,180) 89.35 April 2023 (4,725)
Performance Food Group Co. (110) (642,290) 65.00 June 2023 (39,050)
RPM International, Inc. (60) (584,700) 110.00 May 2023 (13,350)
Vail Resorts, Inc. (2) (47,670) 290.00 April 2023 (475)
XPO Logistics, Inc. (60) (199,740) 50.00 May 2023 (1,800)
Total Written Call Options (Premiums Received $373,734) $ (235,258)

VELA Large Cap Plus Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Common Stocks — 101.55% Shares Fair Value
Communications — 4.44%
Activision Blizzard, Inc. 3,469 $ 265,552
Alphabet, Inc., Class A
(a)(b)
7,600 670,548
T-Mobile US, Inc.
(a)(b)
4,267 597,380
1,533,480
Consumer Discretionary — 10.90%
Aptiv PLC
(a)
2,640 245,863
Home Depot, Inc. (The) 1,941 613,084
Live Nation Entertainment, Inc.
(a)(b)
5,381 375,271
NVR, Inc.
(a)
162 747,238
O'Reilly Automotive, Inc.
(a)
425 358,713
Starbucks Corp. 4,543 450,665
TJX Cos., Inc. (The) 10,351 823,940
VF Corp. 5,316 146,775
3,761,549
Consumer Staples — 5.07%
Dollar General Corp. 2,442 601,343
Kraft Heinz Co. (The) 13,433 546,857
PepsiCo, Inc. 3,331 601,778
1,749,978
Energy — 9.55%
Baker Hughes Co.
(b)(c)
27,316 806,641
Energy Transfer, L.P.
(b)(c)
52,854 627,377
EQT Corp.
(b)(c)
16,105 544,832
Pioneer Natural Resources Co.
(b)(c)
2,854 651,825
Suncor Energy, Inc.
(b)(c)
21,006 666,521
3,297,196
Financials — 15.31%
Arch Capital Group Ltd.
(a)
11,788 740,051
Bank of America Corp.
(b)
23,735 786,102
Berkshire Hathaway, Inc., Class B
(a)
3,773 1,165,480
Citigroup, Inc.
(c)
5,773 261,113
Goldman Sachs Group, Inc. (The)
(b)
1,720 590,614
MetLife, Inc. 10,765 779,063
SVB Financial Group
(a)(b)(c)
1,561 359,249
Wells Fargo & Co.
(b)(c)
14,621 603,701
5,285,373
Health Care — 20.59%
AbbVie, Inc.
(b)(c)
4,907 793,019
Alnylam Pharmaceuticals, Inc.
(a)(b)(c)
3,325 790,186
AstraZeneca PLC - ADR 7,970 540,366
BioMarin Pharmaceutical, Inc.
(a)(b)
3,492 361,387
Boston Scientific Corp.
(a)
15,604 721,997
Denali Therapeutics, Inc.
(a)
4,621 128,510
Encompass Health Corp. 8,009 479,018
Horizon Therapeutics PLC
(a)
3,392 386,010

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 101.55% - continued Shares Fair Value
Health Care — 20.59% - continued
Humana, Inc. 1,518 $ 777,505
Jazz Pharmaceuticals PLC
(a)
1,728 275,288
Johnson & Johnson 3,132 553,268
Lantheus Holdings, Inc.
(a)(b)(c)
4,888 249,093
Medtronic PLC 3,841 298,523
Sarepta Therapeutics, Inc.
(a)
1,142 147,980
Vertex Pharmaceuticals, Inc.
(a)(b)(c)
2,083 601,529
7,103,679
Industrials — 8.77%
CSX Corp. 16,536 512,286
Deere & Co. 748 320,712
FedEx Corp.
(b)(c)
2,684 464,869
JB Hunt Transport Services, Inc. 2,676 466,587
Johnson Controls International PLC 10,249 655,936
Northrop Grumman Corp. 1,110 605,627
3,026,017
Materials — 2.09%
Avery Dennison Corp. 1,544 279,464
Linde PLC 1,356 442,300
721,764
Technology — 21.85%
Accenture PLC, A 3,036 810,127
Adobe, Inc.
(a)(b)(c)
1,644 553,255
Apple, Inc.
(b)
8,605 1,118,048
EPAM Systems, Inc.
(a)
515 168,786
Microchip Technology, Inc.
(b)(c)
8,165 573,591
Microsoft Corp. 5,304 1,272,003
Nutanix, Inc., Class A
(a)(b)(c)
17,816 464,107
PayPal Holdings, Inc.
(a)(c)
5,913 421,124
Salesforce.com, Inc.
(a)(b)(c)
4,757 630,731
Teradyne, Inc.
(b)(c)
4,037 352,632
Visa, Inc., Class A 3,420 710,539
VMware, Inc., Class A
(b)
3,791 465,383
7,540,326
Utilities — 2.98%
CenterPoint Energy, Inc. 17,820 534,422
Exelon Corp. 11,425 493,903
1,028,325
TOTAL  COMMON STOCKS
  (Cost $29,698,147) 35,047,687
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.07%
Energy Transfer, L.P. 476 $ 565,012 $ 11.00 April 2023 24,990

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
TOTAL PUT OPTIONS PURCHASED
    (Cost 22,949) $ 24,990
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.25%
Amazon.com, Inc. 180 $ 1,512,000 $ 135.00
January
2023 270
Citigroup, Inc. 375 1,696,125 50.00 June 2023 76,875
PayPal Holdings, Inc. 70 498,540 110.00
January
2023 210
Taiwan Semiconductor Manufacturing
Co. Ltd. 200 1,489,800 85.00
January
2023 5,500
TOTAL CALL OPTIONS PURCHASED
    (Cost 283,170) 82,855
Money Market Funds - 3.36% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.14%
(d)
1,160,344 1,160,344
TOTAL MONEY MARKET FUNDS
    (Cost $1,160,344) 1,160,344
Total Investments — 105.23%
    (Cost $31,164,610) 36,315,876
Liabilities in Excess of Other Assets  —  (5.23)% (1,803,860)
Net Assets — 100.00% $ 34,512,016
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on December 31, 2022 was $14,697,892.
(c) All or a portion of the security is held as collateral for written options.
(d) Rate disclosed is the seven day effective yield as of December 31, 2022.
ADR - American Depositary Receipt.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.15)%
AbbVie, Inc. (37) $ (597,957) $ 200.00 January 2024 $ (16,650)
Adobe, Inc. (15) (504,795) 360.00 March 2023 (22,913)
Alnylam Pharmaceuticals, Inc. (25) (594,125) 270.00 January 2024 (89,500)
Baker Hughes Co. (192) (566,976) 45.00 January 2024 (21,600)
Energy Transfer, L.P. (476) (565,012) 13.00 April 2023 (16,422)
EQT Corp. (145) (490,535) 50.00 January 2024 (43,863)
FedEx Corp. (20) (346,400) 185.00 January 2023 (2,760)
Lantheus Holdings, Inc. (28) (142,688) 80.00 April 2023 (3,710)
Microchip Technology, Inc. (49) (344,225) 100.00 January 2024 (15,803)
Nutanix, Inc. (152) (395,960) 32.50 January 2024 (41,039)
Pioneer Natural Resources Co. (21) (479,619) 270.00 January 2024 (36,225)
Salesforce.com, Inc. (40) (530,360) 185.00 January 2024 (28,999)
Suncor Energy, Inc. (150) (1,146,750) 40.00 June 2023 (13,500)
SVB Financial Group (12) (276,168) 290.00 May 2023 (19,620)
Teradyne, Inc. (30) (262,050) 120.00 January 2024 (18,000)
Vertex Pharmaceuticals, Inc. (5) (144,390) 320.00 January 2023 (813)
Wells Fargo & Co. (100) (412,900) 52.50 April 2023 (2,000)
Total Written Call Options (Premiums Received $472,218) $ (393,417)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
December 31, 2022 - (Unaudited)
Common Stocks - Short - (10.26%) Shares Fair Value
Consumer Discretionary - (2.10%)
Axon Enterprise, Inc.
(a)
(575) $ (95,410)
BorgWarner, Inc. (2,319) (93,340)
Burlington Stores, Inc.
(a)
(550) (111,518)
Etsy, Inc.
(a)
(769) (92,111)
PulteGroup, Inc. (2,580) (117,467)
Skechers U.S.A., Inc., Class A
(a)
(2,544) (106,721)
Texas Roadhouse, Inc. (1,191) (108,321)
(724,888)
Consumer Staples - (0.50%)
Clorox Co. (The) (610) (85,601)
Hormel Foods Corp. (1,924) (87,638)
(173,239)
Energy - (0.49%)
Schlumberger Ltd. (3,159) (168,879)
Financials - (1.22%)
Capital One Financial Corp. (1,197) (111,273)
Cincinnati Financial Corp. (1,315) (134,643)
Franklin Resources, Inc. (3,129) (82,543)
KKR & Co. LP (2,036) (94,511)
(422,970)
Health Care - (1.43%)
Avantor, Inc.
(a)
(5,309) (111,967)
Cardinal Health, Inc. (1,778) (136,675)
Insulet Corp.
(a)
(430) (126,588)
Integra LifeSciences Holdings Corp.
(a)
(2,084) (116,850)
(492,080)
Industrials - (1.42%)
GFL Environmental, Inc. (4,884) (142,759)
Illinois Tool Works, Inc. (711) (156,633)
Rockwell Automation, Inc. (400) (103,028)
Watsco, Inc. (354) (88,288)
(490,708)
Materials - (1.10%)
Albemarle Corp. (400) (86,744)
Nucor Corp. (989) (130,360)
Steel Dynamics, Inc. (1,680) (164,136)
(381,240)
Technology - (1.70%)
Block, Inc., Class A
(a)
(2,476) (155,592)
Equifax, Inc. (566) (110,008)
International Business Machines Corp. (968) (136,382)
Moody's Corp. (322) (89,716)
Snowflake, Inc., Class A
(a)
(654) (93,875)
(585,573)
Utilities - (0.30%)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short (continued)
December 31, 2022 - (Unaudited)
Common Stocks - Short - (10.26%) - continued Shares Fair Value
Atmos Energy Corp. (936) $ (104,898)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,640,192) (3,544,475)
TOTAL SECURITIES SOLD SHORT - (10.26%)
(Proceeds Received $3,640,192 ) $ (3,544,475)
(a) Non-income producing security.

VELA International Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
D
Common Stocks — 91.17% Shares Fair Value
Australia — 3.59%
Consumer Staples — 1.37%
Treasury Wine Estates Ltd. 48,300 $ 446,171
Health Care — 2.22%
Ansell Ltd. 37,400 718,304
Total Australia 1,164,475
Austria — 3.23%
Communications — 2.04%
Telekom Austria AG
(a)
107,000 661,348
Materials — 1.19%
Wienerberger AG 16,000 385,781
Total Austria 1,047,129
Belgium — 2.52%
Financials — 2.52%
KBC Group NV 12,700 817,945
Total Belgium 817,945
Canada — 10.03%
Consumer Staples — 1.87%
Empire Co., Ltd., Class A 23,000 605,768
Energy — 2.59%
Suncor Energy, Inc. 26,500 840,845
Industrials — 2.05%
Finning International, Inc. 26,700 663,778
Materials — 3.52%
Alamos Gold, Inc., Class A 20,000 202,200
OceanaGold Corp.
(a)
495,000 943,240
1,145,440
Total Canada 3,255,831
Denmark — 3.46%
Industrials — 3.46%
FLSmidth & Co. A/S 31,000 1,123,909
Total Denmark 1,123,909
France — 6.07%
Consumer Discretionary — 2.32%
Cia Generale de Establissements
Michelin SCA 27,000 752,378
Energy — 2.67%
TotalEnergies SE 13,800 866,536

VELA International Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 91.17% - continued Shares Fair Value
France — 6.07% - continued
Industrials — 1.08%
Rexel SA 17,800 $ 352,165
Total France 1,971,079
Germany — 10.64%
Consumer Discretionary — 2.13%
Fielmann AG 17,500 692,524
Consumer Staples — 1.50%
Henkel AG & Co. KGaA 7,000 485,338
Industrials — 1.36%
Duerr AG 13,200 442,370
Materials — 3.64%
Covestro AG 12,300 479,306
Fuchs Petrolub SE 23,600 700,420
1,179,726
Technology — 2.01%
Infineon Technologies AG 21,500 653,627
Total Germany 3,453,585
Hong Kong — 6.78%
Consumer Staples — 2.58%
WH Group Ltd. 1,435,000 836,934
Industrials — 2.12%
Johnson Electric Holdings Ltd. 547,025 688,626
Technology — 2.08%
VTech Holdings Ltd. 105,200 676,524
Total Hong Kong 2,202,084
Iceland — 1.20%
Industrials — 1.20%
Marel HF 113,285 390,282
Total Iceland 390,282
Indonesia — 2.12%
Materials — 2.12%
United Tractors Tbk PT 410,000 689,332
Total Indonesia 689,332
Japan — 11.00%
Consumer Discretionary — 1.81%
Honda Motor Co. Ltd. 25,800 588,378

VELA International Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 91.17% - continued Shares Fair Value
Japan — 11.00% - continued
Consumer Staples — 1.79%
Suntory Beverage & Food Ltd. 17,100 $ 582,199
Industrials — 2.14%
Okuma Corp. 9,100 322,287
OSG Corp. 26,900 368,268
690,555
Materials — 3.32%
Fuji Seal International, Inc. 33,500 427,571
Toray Industries, Inc. 117,000 650,576
1,078,147
Technology — 1.94%
Nintendo Co. Ltd. 15,000 630,598
Total Japan 3,569,877
Mexico — 4.67%
Consumer Staples — 4.67%
Gruma SAB de CV 60,000 801,494
Kimberly-Clark de Mexico SAB de CV 420,000 712,730
1,514,224
Total Mexico 1,514,224
Netherlands — 4.78%
Communications — 1.55%
Koninklijke KPN NV 163,000 504,682
Financials — 3.23%
ING Groep NV 85,800 1,045,464
Total Netherlands 1,550,146
Sweden — 4.62%
Financials — 2.54%
Svenska Handelsbanken AB, Class A 81,800 823,665
Industrials — 2.08%
Loomis AB 24,600 674,373
Total Sweden 1,498,038
Switzerland — 5.20%
Consumer Discretionary — 3.36%
Cie Financiere Richemont SA 3,800 492,740
Swatch Group AG (The) 2,100 596,902
1,089,642
Health Care — 1.84%
Roche Holding AG 1,900 597,090
Total Switzerland 1,686,732

VELA International Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 91.17% - continued Shares Fair Value
United Kingdom — 11.26%
Communications — 3.52%
Informa PLC 78,000 $ 581,822
WPP PLC 56,900 562,133
1,143,955
Consumer Staples — 4.13%
Associated British Foods PLC 39,000 739,343
British American Tobacco PLC 15,300 605,199
1,344,542
Materials — 1.99%
DS Smith PLC 167,200 644,915
Technology — 1.62%
Serco Group PLC 280,000 525,568
Total United Kingdom 3,658,980
TOTAL  COMMON STOCKS
  (Cost $28,371,329) 29,593,648
U.S. Government & Agencies — 3.13%
Principal
Amount
United States Treasury Bill, 4.61%, 6/1/2023 $ 1,035,000 1,015,734
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,015,443) 1,015,734
Shares
Money Market Funds - 5.33%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.14%
(b)
1,728,595 1,728,595
TOTAL MONEY MARKET FUNDS
    (Cost $1,728,595) 1,728,595
Total Investments — 99.63%
    (Cost $31,115,367) 32,337,977
Other Assets in Excess of Liabilities  —  0.37% 120,028
Net Assets — 100.00% $ 32,458,005
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2022.

VELA Income Opportunities Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
14
Common Stocks — 88.33% Shares Fair Value
Communications — 4.10%
Comcast Corp., Class A 11,176 $ 390,825
Omnicom Group, Inc.
(a)
5,147 419,841
Verizon Communications, Inc. 6,338 249,717
1,060,383
Consumer Discretionary — 15.28%
Genuine Parts Co. 1,759 305,204
Home Depot, Inc. (The)
(a)
1,619 511,377
Polaris Industries, Inc.
(a)
4,635 468,135
Scotts Miracle-Gro Co. (The)
(a)
10,394 505,044
Starbucks Corp.
(a)
5,383 533,995
TJX Cos., Inc. (The)
(a)
5,492 437,163
Vail Resorts, Inc.
(a)
1,547 368,727
VF Corp. 15,058 415,751
Wendy's Co. (The) 17,788 402,542
3,947,938
Consumer Staples — 11.83%
Coca-Cola Co. (The)
(a)
4,546 289,171
Flowers Foods, Inc.
(a)
22,586 649,122
Kraft Heinz Co. (The)
(a)
19,303 785,825
Mondelez International, Inc., Class A
(a)
8,027 534,999
PepsiCo, Inc.
(a)
1,673 302,244
Sysco Corp.
(a)
6,502 497,078
3,058,439
Energy — 5.87%
Baker Hughes Co.
(a)
16,040 473,661
Civitas Resources, Inc.
(a)
9,313 539,502
Suncor Energy, Inc.
(a)
15,926 505,332
1,518,495
Financials — 11.72%
Ally Financial, Inc. 7,945 194,255
Axis Capital Holdings Ltd. 4,624 250,482
Bank OZK
(a)
12,800 512,769
Community Trust Bancorp, Inc. 8,238 378,371
JPMorgan Chase & Co.
(a)
3,174 425,633
Mercury General Corp. 7,702 263,408
Prudential Financial, Inc.
(a)
3,889 386,800
Washington Trust Bancorp, Inc.
(a)
13,141 619,993
3,031,711
Health Care — 9.94%
Abbott Laboratories 4,586 503,497
AbbVie, Inc.
(a)
3,312 535,252
Johnson & Johnson 2,802 494,973
Medtronic PLC 8,371 650,595
National Healthcare Corp. 6,478 385,441
2,569,758
Industrials — 13.82%
BWX Technologies, Inc. 6,622 384,606

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
15
Common Stocks — 88.33% - continued Shares Fair Value
Industrials — 13.82% - continued
Fastenal Co. 5,003 $ 236,742
FedEx Corp. 1,479 256,163
Greenbrier Cos., Inc. (The)
(a)
22,142 742,421
Huntington Ingalls Industries, Inc. 1,136 262,052
Johnson Controls International PLC
(a)
9,074 580,736
Norfolk Southern Corp.
(a)
2,108 519,453
Northrop Grumman Corp.
(a)
751 409,754
Stanley Black & Decker, Inc.
(a)
2,434 182,842
3,574,769
Materials — 2.64%
Linde PLC
(a)
1,243 405,442
RPM International, Inc.
(a)
2,852 277,927
683,369
Real Estate — 3.73%
Realty Income Corp. 5,832 369,924
Simon Property Group, Inc.
(a)
5,056 593,979
963,903
Technology — 5.34%
Cisco Systems, Inc.
(a)
5,521 263,020
Fidelity National Information Services,
Inc. 7,789 528,484
Intel Corp. 4,353 115,050
Texas Instruments, Inc.
(a)
2,866 473,520
1,380,074
Utilities — 4.06%
Exelon Corp.
(a)
11,877 513,443
NorthWestern Corp. 9,036 536,196
1,049,639
TOTAL  COMMON STOCKS
  (Cost $23,126,545) 22,838,478
Preferred Stocks — 3.00% Shares Fair Value
Financials — 3.00%
Arch Capital Group Ltd., Series G,
4.55% 15,451 266,839
First Republic Bank, Series J, 4.70% 14,815 274,818
SVB Financial Group, Series A, 5.25% 13,685 234,698
776,355
TOTAL  PREFERRED STOCKS
  (Cost $880,552) 776,355

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
16
U.S. Government & Agencies — 0.97%
Principal
Amount Fair Value
United States Treasury Bill, 4.61%, 6/1/2023 $ 256,000 $ 251,235
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $251,128) 251,235
Corporate Bonds — 4.50%
Consumer Discretionary — 1.43%
Graham Holdings Co., 5.75%, 6/1/2026 125,000 123,011
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029 150,000 121,770
Vail Resorts, Inc., 6.25%, 5/15/2025 125,000 125,215
369,996
Consumer Staples — 0.79%
Simmons Foods, Inc., 4.63%, 3/1/2029 250,000 203,816
Industrials — 1.80%
Allegiant Travel Co., 7.25%, 8/15/2027 150,000 142,887
Con-way, Inc., 6.70%, 5/1/2034 365,000 324,836
467,723
Materials — 0.48%
Valvoline, Inc., 3.63%, 6/15/2031 150,000 123,275
TOTAL CORPORATE BONDS
    (Cost $1,186,627) 1,164,810
Money Market Funds - 3.62% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.14%
(b)
935,897 935,897
TOTAL MONEY MARKET FUNDS
    (Cost $935,897) 935,897
Total Investments — 100.42%
    (Cost $26,380,749) 25,966,775
Liabilities in Excess of Other Assets  —  (0.41)% (106,808)
Net Assets — 100.00% $ 25,859,967
(a) All or a portion of the security is held as collateral for written options.
(b) Rate disclosed is the seven day effective yield as of December 31, 2022.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
December 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.65)%
AbbVie, Inc. (20) $ (323,220) $ 170.00 January 2023 $ (910)
Baker Hughes Co. (40) (118,120) 30.00 April 2023 (10,500)
Bank OZK (30) (120,180) 50.00 May 2023 (1,425)
Cisco Systems, Inc. (23) (109,572) 50.00 March 2023 (2,944)
Cisco Systems, Inc. (23) (109,572) 55.00 June 2023 (2,105)
Civitas Resources, Inc. (20) (115,860) 80.00 January 2023 (40)
Civitas Resources, Inc. (20) (115,860) 90.00 April 2023 (780)
Coca-Cola Co. (The) (22) (139,942) 62.50
February
2023 (6,006)
Exelon Corp. (60) (259,380) 45.00 April 2023 (9,600)
Flowers Foods, Inc. (75) (215,550) 30.00 April 2023 (6,375)
Greenbrier Cos., Inc. (The) (74) (248,122) 50.00 June 2023 (4,810)
Home Depot, Inc. (The) (8) (252,688) 375.00 May 2023 (4,260)
Johnson Controls International
PLC (30) (192,000) 65.00 January 2023 (3,675)
JPMorgan Chase & Co. (10) (134,100) 140.00 March 2023 (4,225)
Kraft Heinz Co. (The) (60) (244,260) 42.50 January 2023 (960)
Linde PLC (4) (130,472) 320.00 January 2023 (4,680)
Linde PLC (4) (130,472) 330.00 January 2023 (2,380)
Mondelez International, Inc. (40) (266,600) 65.00 March 2023 (15,399)
Norfolk Southern Corp. (9) (221,778) 290.00 January 2023 (63)
Northrop Grumman Corp. (2) (109,122) 575.00
February
2023 (2,440)
Northrop Grumman Corp. (2) (109,122) 600.00 May 2023 (3,500)
Omnicom Group, Inc. (17) (138,669) 80.00 April 2023 (10,455)
PepsiCo, Inc. (8) (144,528) 190.00 January 2023 (276)
Polaris Industries, Inc. (20) (202,000) 125.00 January 2023 (60)
Prudential Financial, Inc. (38) (377,948) 115.00 March 2023 (2,375)
RPM International, Inc. (15) (146,175) 110.00
February
2023 (1,013)
Scotts Miracle-Gro Co. (The) (36) (174,924) 85.00 March 2023 (252)
Simon Property Group, Inc. (17) (199,716) 130.00 April 2023 (5,381)
Stanley Black & Decker, Inc. (13) (97,656) 100.00 May 2023 (1,138)
Starbucks Corp. (41) (406,720) 100.00 March 2023 (22,652)
Suncor Energy, Inc. (30) (95,190) 40.00 January 2023 (30)
Suncor Energy, Inc. (40) (126,920) 38.00 March 2023 (1,800)
Sysco Corp. (25) (191,125) 100.00 May 2023 (575)
Texas Instruments, Inc. (8) (132,176) 200.00
February
2023 (240)
Texas Instruments, Inc. (8) (132,176) 185.00 April 2023 (3,220)
TJX Cos., Inc. (The) (29) (230,840) 77.50 January 2023 (9,787)
Vail Resorts, Inc. (7) (166,845) 290.00 April 2023 (1,663)

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts (continued)
December 31, 2022 - (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.65)% (Continued)
Washington Trust Bancorp, Inc. (65) $ (306,670) $ 50.00 June 2023 $ (19,500)
Total Written Call Options (Premiums Received $211,812) $ (167,494)
Total Written Options (Premiums Received $211,812) $ (167,494)